Stock-Based Compensation - Additional Information (Details) - USD ($)				3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation not yet recognized related to unvested options	$ 2,800,000	$ 6,100,000		$ 2,800,000		$ 6,100,000	$ 6,100,000
Weighted-average grant date fair value of stock options (in dollars per share)				$ 2.86			$ 2.45
ESPP employee payroll contributions	$ 100,000			$ 100,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ (200,000)			$ 900,000
Unvested award, cost not yet recognized, period for recognition				3 years 3 months 18 days			3 years 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 800,000			$ 1,500,000
Vested in period, not settled (in shares)	31,833	6,162		31,833		6,162	6,162
Unrecognized compensation expense	$ 8,600,000	$ 12,200,000		$ 8,600,000		$ 12,200,000	$ 12,200,000
Award vesting period				3 years 6 months			3 years 7 months 6 days
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 100,000			$ 100,000
Unvested award, cost not yet recognized, period for recognition	3 years 6 months	3 years 9 months					3 years 9 months 18 days
Unrecognized compensation expense	$ 400,000	$ 500,000		400,000		500,000	$ 500,000
Award vesting period							4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum eligible employee compensation contribution percentage			10.00%
Fair market value share purchase percentage			85.00%
Profit Unit Interest
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 49,000		$ 500,000	$ 100,000	$ 100,000
Unrecognized compensation expense	$ 0	$ 0		$ 0		$ 0	$ 0	$ 400,000
Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum							2.00%
Equity Incentive Plan 2021 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
Class A Common Stock | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	1,200,000	1,200,000		1,200,000		1,200,000	1,200,000
Percentage of outstanding stock maximum				1.00%			1.00%
Outstanding stock maximum (in shares)				2,400,000			2,400,000
Shares purchased under the ESPP (in shares)	0	0				0
Class A Common Stock | Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	11,772,630	11,500,000		11,772,630		11,500,000	11,500,000